Pay vs Performance Disclosure	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance (PVP) Table

							Value of Initial Fixed $100 Investment Based on:
Year	SCT Total 1st PEO[1]	SCT Total 2nd PEO[2]	CAP 1st PEO[3]	CAP 2nd PEO[4]	Avg SCT Total NEOs[5]	Avg CAP Non-PEO NEOs[6]	TSR[7]	Peer Group TSR[8]	Net Income[9] (In Thousands)	ETR Adjusted EPS[10]
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	N/A	$16,752,589	N/A	$21,835,264	$4,059,654	$5,224,125	$222.60	$153.04	$1,758,272	$3.91
2024	N/A	$12,846,375	N/A	$26,779,424	$3,477,379	$7,132,792	$177.61	$130.68	$1,055,590	$3.65
2023	N/A	$10,373,208	N/A	$7,048,261	$3,509,009	$2,103,157	$113.90	$108.10	$2,356,536	$3.39
2022	$13,207,355	$6,861,760	$17,642,076	$8,580,147	$3,751,745	$4,877,536	$121.26	$119.01	$1,103,166	$3.21
2021	$17,045,744	N/A	$26,597,239	N/A	$4,221,128	$5,009,362	$117.13	$118.24	$1,118,492	$3.01

Company Selected Measure Name			ETR Adjusted EPS
Named Executive Officers, Footnote	The amounts reported in this first column (b) are the same amounts reported in column (j) of the 2022 Summary Compensation Table (SCT) for Leo P. Denault. Mr. Denault served as our principal executive officer (PEO) for the entirety of 2021 and during 2022 until his retirement as our CEO on November 1, 2022.The amount reported in this second column (b) for 2023, 2024 and 2025 are the same amounts reported in column (j) of the 2025 SCT for Mr. Marsh, who became our PEO on November 1, 2022, and the amount reported for 2022 is the same amount reported in column (j) of the 2024 SCT. For 2021, Mr. Marsh’s SCT Total is included in column (d).The amounts reported in this column (d) represent the average of amounts reported in column (j) of the SCT for the applicable year for our Non-PEO NEOs, inclusive of Mr. Marsh for 2021. The names of the non-PEO NEOs included in the average for each year are listed in the table below.

2025	2024	2023	2022	2021
Kimberly A. Fontan	Kimberly A. Fontan	Kimberly A. Fontan	Kimberly A. Fontan	Andrew S. Marsh
Marcus V. Brown	Marcus V. Brown	Marcus V. Brown	A. Christopher Bakken, III	Marcus V. Brown
Kimberly Cook-Nelson	Kimberly Cook-Nelson	Peter S. Norgeot, Jr.	Marcus V. Brown	Paul D. Hinnenkamp
John C. Dinelli	Peter S. Norgeot, Jr.	Roderick K. West	Roderick K. West	Roderick K. West
Roderick K. West

Peer Group Issuers, Footnote			This column (g) reports the average TSR of our peer companies in the Philadelphia Utility Index, the same index that the Company uses in its Annual Report. The same methodology was used in calculating the Company’s TSR and that of the Philadelphia Utility Index, with the calculation for each year based on a fixed investment of $100 as of December 31, 2020, assuming reinvestment of dividends.
Adjustment To PEO Compensation, Footnote	The amounts reported in this first column (c) represent the total CAP to Mr. Denault, as calculated in accordance with SEC disclosure rules, for each of the prior five completed fiscal years. CAP does not mean that Mr. Denault was actually paid those amounts in the listed year, but this is a dollar amount derived from the SCT amount in the first column (b), adjusted by certain changes in equity award and pension plan values, as follows:

Adjustments to Determine CAP for Mr. Denault	2022	2021
Summary Compensation Table Total	$13,207,355	$17,045,744
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	$—	($4,178,300)
Increase for “Service Cost” for Pension Plans	$38,700	$13,600
Increase for “Prior Service Cost” for Pension Plans (Due to Plan Amendment/Modification)	$—	$8,858,200
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Column in the SCT	($9,164,589)	($8,986,053)
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	$10,171,229	$12,040,411
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$1,965,462	$696,285
Increase/Deduction for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$1,423,919	$1,107,352
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—
Calculated CAP	$17,642,076	$26,597,239
The amount reported in this second column (c) represents the total CAP, as calculated in accordance with SEC disclosure rules, to Mr. Marsh for 2022, the year in which he was appointed as our PEO, and for 2023, 2024 and 2025. The CAP for Mr. Marsh for 2021 is included in column (e) for the average of the other NEOs. CAP does not mean that Mr. Marsh was actually paid those amounts in the listed year, but this is a dollar amount derived from the SCT amount in the second column (b), adjusted by certain changes in equity award and pension plan values, as follows:

Adjustments to Determine CAP for Mr. Marsh	2025	2024	2023	2022
Summary Compensation Table Total	$16,752,589	$12,846,375	$10,373,208	$6,861,760
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	$(3,972,100)	$(2,043,600)	$(982,400)	$—
Increase for “Service Cost” for Pension Plans	$286,700	$240,900	$221,800	$174,000
Increase for “Prior Service Cost” for Pension Plans	$—	$—	$—	$—
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Column in the SCT	$(8,599,377)	$(7,190,823)	$(6,379,927)	$(5,012,940)
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	$10,094,939	$16,040,404	$6,009,529	$4,233,694
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$2,443,607	$6,622,104	$(1,309,580)	$1,906,258
Increase/Deduction for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—	—
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$4,828,906	$264,064	$(884,369)	$417,375
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—	—
Calculated CAP	$21,835,264	$26,779,424	$7,048,261	$8,580,147

Non-PEO NEO Average Total Compensation Amount			$ 4,059,654	$ 3,477,379	$ 3,509,009	$ 3,751,745	$ 4,221,128
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,224,125	7,132,792	2,103,157	4,877,536	5,009,362
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported in this column (e) represent the average CAP as calculated in accordance with SEC disclosure rules, to the Non-PEO NEOs for the prior five completed fiscal years, inclusive of Mr. Marsh for 2021. CAP does not mean that our NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the SCT amount in column (d), adjusted by certain changes in equity award and pension plan values, as follows:

Adjustments to Determine the Average CAP for Non-PEO NEOs	2025	2024	2023	2022	2021
Summary Compensation Table Total	$4,059,654	$3,477,379	$3,509,009	$3,751,745	$4,221,128
Deduction for Change in Actuarial Present Value reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” Column of the SCT	$(780,925)	$(317,340)	$(365,925)	$(266,225)	$(409,275)
Increase for “Service Cost” for Pension Plans	$117,825	$104,500	$100,950	$130,125	$186,625
Increase for “Prior Service Cost” for Pension Plans (Due to Plan Amendment/Modification)	$—	$—	$—	$466,725	$—
Deduction for the Equity Awards Grant Date Fair Value reported under the “Stock Awards” and “Option Awards” Column in the SCT	$(1,538,261)	$(1,572,464)	$(1,591,972)	$(2,044,130)	$(2,198,699)
Increase for Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Year End	$1,730,908	$3,507,645	$1,499,549	$2,144,852	$2,839,140
Increase/Deduction for Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$719,266	$1,806,607	$(590,466)	$393,775	$185,876
Increase/Deduction for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—	—	—
Increase/Deduction for Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$915,658	$126,465	$(457,988)	$300,669	$184,567
Deduction for Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—	—	—
Calculated CAP	$5,224,125	$7,132,792	$2,103,157	$4,877,536	$5,009,362

Compensation Actually Paid vs. Total Shareholder Return
PEO and Average Other NEO CAP versus the Company’s Cumulative TSR and Philadelphia Utility Index Cumulative TSR
The chart below illustrates the relationship between the CAP amounts for the NEOs and the Company’s TSR as well as the TSR of the Company as compared to the Philadelphia Utility Index.

Compensation Actually Paid vs. Net Income			PEO and Average Other NEO CAP versus the Company’s Net Income The chart below illustrates the relationship between the CAP amounts for the NEOs and the Company’s GAAP net income.
Compensation Actually Paid vs. Company Selected Measure			PEO and Average Other NEO CAP versus ETR Adjusted EPS (CSM) The chart below illustrates the relationship between the CAP amounts for the NEOs and the CSM, ETR Adjusted EPS.
Total Shareholder Return Vs Peer Group
PEO and Average Other NEO CAP versus the Company’s Cumulative TSR and Philadelphia Utility Index Cumulative TSR
The chart below illustrates the relationship between the CAP amounts for the NEOs and the Company’s TSR as well as the TSR of the Company as compared to the Philadelphia Utility Index.

Total Shareholder Return Amount			$ 222.60	177.61	113.90	121.26	117.13
Peer Group Total Shareholder Return Amount			153.04	130.68	108.10	119.01	118.24
Net Income (Loss)			$ 1,758,272,000	$ 1,055,590,000	$ 2,356,536,000	$ 1,103,166,000	$ 1,118,492,000
Company Selected Measure Amount | $ / shares			3.91	3.65	3.39	3.21	3.01
PEO Name	Mr. Marsh	Mr. Denault	Mr. Marsh	Mr. Marsh	Mr. Marsh		Mr. Denault
Additional 402(v) Disclosure	The amounts reported in this column (f) represent the Company’s TSR for the prior five completed fiscal years. The calculation for each year is based on a fixed investment of $100 as of December 31, 2020 through the end of each applicable year in the table, assuming reinvestment of dividends. Historic stock price performance is not necessarily indicative of future stock price performance.This column (h) reports the Company’s net income for the prior five completed fiscal years.
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2025 and is inclusive of our CSM, ETR Adjusted EPS, set forth in column (i) of the PVP Table. Please see the CD&A for a further description of the performance measures used in the Company’s 2025 annual and long-term incentive programs.

Measure:: 1
Pay vs Performance Disclosure
Name			ETR Adjusted EPS
Non-GAAP Measure Description			The information reported in column (i) reports ETR Adjusted EPS, our Company Selected Measure (CSM), for the prior five completed fiscal years. ETR Adjusted EPS is based on the Company’s Adjusted EPS, a non-GAAP financial measure which is the earnings measure by which we provide external guidance, and excludes the effects of certain adjustments, which are unusual or non-recurring items or events or other items or events that management believes do not reflect the ongoing business of Entergy, such as significant tax items, and other items such as certain costs, expenses, or other specified items. ETR Adjusted EPS is then adjusted to eliminate the effect of the Pre-Determined Exclusions (as defined within the CD&A). We have designated ETR Adjusted EPS as our CSM as we believe it represents our most important financial measure (aside from Relative TSR) used to link CAP to the Company’s NEOs to Company performance for the most recently completed fiscal year. ETR Adjusted EPS is a non-GAAP financial measure; a reconciliation can be found within Appendix A. See "2025 Annual Incentive Program Performance Measures and Methodology" of the CD&A for additional information on this non-GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted FFO / Debt Ratio
Measure:: 3
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Mr. Marsh [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 16,752,589	$ 12,846,375	$ 10,373,208	$ 6,861,760
PEO Actually Paid Compensation Amount			21,835,264	26,779,424	7,048,261	8,580,147
Mr. Denault [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						13,207,355	$ 17,045,744
PEO Actually Paid Compensation Amount						17,642,076	26,597,239
PEO | Mr. Marsh [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,972,100)	(2,043,600)	(982,400)	0
PEO | Mr. Marsh [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			286,700	240,900	221,800	174,000
PEO | Mr. Marsh [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Marsh [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,599,377)	(7,190,823)	(6,379,927)	(5,012,940)
PEO | Mr. Marsh [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,094,939	16,040,404	6,009,529	4,233,694
PEO | Mr. Marsh [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,443,607	6,622,104	(1,309,580)	1,906,258
PEO | Mr. Marsh [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Marsh [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,828,906	264,064	(884,369)	417,375
PEO | Mr. Marsh [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Denault [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	(4,178,300)
PEO | Mr. Denault [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						38,700	13,600
PEO | Mr. Denault [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	8,858,200
PEO | Mr. Denault [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(9,164,589)	(8,986,053)
PEO | Mr. Denault [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						10,171,229	12,040,411
PEO | Mr. Denault [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,965,462	696,285
PEO | Mr. Denault [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Mr. Denault [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,423,919	1,107,352
PEO | Mr. Denault [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(780,925)	(317,340)	(365,925)	(266,225)	(409,275)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			117,825	104,500	100,950	130,125	186,625
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	466,725	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,538,261)	(1,572,464)	(1,591,972)	(2,044,130)	(2,198,699)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,730,908	3,507,645	1,499,549	2,144,852	2,839,140
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			719,266	1,806,607	(590,466)	393,775	185,876
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			915,658	126,465	(457,988)	300,669	184,567
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0